Shareholder Report, Line Graph (Details) 193825_Innovator Emerging Markets Power Buffer ETF - January_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator Emerging Markets Power Buffer ETF - January NAV
Accumulated Value	$ 11,522	$ 10,042	$ 9,171	$ 11,175	$ 10,171	$ 10,000	$ 12,466
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	11,299	9,017	8,138	11,798	10,087	10,000	$ 14,453
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EM (EMERGING MARKETS) Price (USD)
Accumulated Value	$ 10,044	$ 8,211	$ 7,609	$ 11,347	$ 9,900	$ 10,000	$ 12,574